CONCENTRATIONS OF RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CONCENTRATIONS OF RISK
14. CONCENTRATIONS OF RISK

11. CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

For the six months ended June 30, 2021, there is one single customer who accounts for 15.3% of the Company’s revenues.

For the six months ended June 30, 2020, there is no single customer who accounts for 10% or more of the Company’s revenues.

(b) Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(c) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

(d) Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

The Company’s interest-rate risk arises from bank and other borrowings. The Company manages interest rate risk by varying the issuance and maturity dates variable rate debt, limiting the amount of variable rate debt, and continually monitoring the effects of market changes in interest rates. As of June 30, 2021, bank and other borrowings were at fixed rates.

14. CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

For the years ended December 31, 2020 and 2019, the customers who accounts for 10% or more of the Company’s revenues and its outstanding receivable balances as at year-end dates, are presented as follows:

	Year ended December 31, 2020			December 31, 2020
Customer	Revenues	Percentage of revenues		Accounts receivable

Customer A	$901,643	35%		$32,427
Customer B	504,093	19%		-

Total:	$1,405,736	54%	Total:	$32,427

	Year ended December 31, 2019			December 31, 2019
Customer	Revenues	Percentage of revenues		Accounts receivable

Customer C	$336,080	16%		$-

Total:	$336,080	16%	Total:	$-

All of the Company’s major customers are located in Hong Kong.

(b) Major vendors

For the year ended December 31, 2020, one vendor represented more than 10% of the Company’s purchases. This vendor accounted for 17% of the Company’s purchases amounting to $349,276 with $487,948 accounts payables at December 31, 2020.

For the year ended December 31, 2019, one vendor, a related company to the Company, accounts for 10% or more of the Company’s purchases. This vendor accounted for 67% of the Company’s purchases amounting to $1,205,571 with $0 account payable at December 31, 2019.

All of the Company’s major vendors are located in Hong Kong and the People’s Republic of China.

(c) Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

The Company’s interest-rate risk arises from borrowings. The Company manages interest rate risk by varying the issuance and maturity dates variable rate debt, limiting the amount of variable rate debt, and continually monitoring the effects of market changes in interest rates. As of December 31, 2020, borrowings were at variable interest rates.

(d) Credit risk

Financial instruments that are potentially subject to credit risk consist principally of trade receivables. The Company believes the concentration of credit risk in its trade receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.

(e) Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(f) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.